Financial Risk Management - Summary of Classification of Time Buckets of Cash Flows (Details)	12 Months Ended
Dec. 31, 2023
Not Later than One Day
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1D (0.0028Y)
Greater Than 1 Day And Not Less Than One Month
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1D< tcf ≤1M(0.0417Y)
Greater Than One month And Not Less Than Three Month
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1M< tcf ≤3M(0.1667Y)
Greater Than Three month And Not Less Than Six Month
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	3M< tcf ≤6M(0.375Y)
Greater Than Six month And Not Less Than Nine Month
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	6M< tcf ≤9M(0.625Y)
Greater Than Nine months And Not Less Than One Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	9M< tcf ≤1Y(0.875Y)
Greater Than One Year And Not Less Than One point Five Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1Y< tcf ≤1.5Y(1.25Y)
Greater Than One point Five Year And Not Less Than Two Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Short-term rates	1.5Y< tcf ≤2Y(1.75Y)
Greater Than Two Year And Not Less Than Three Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	2Y< tcf ≤3Y(2.5Y)
Greater Than Three Year And Not Less Than Four Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	3Y< tcf ≤4Y(3.5Y)
Greater Than Four Year And Not Less Than Five Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	4Y< tcf ≤5Y(4.5Y)
Greater Than Five Year And Not Less Than Six Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	5Y< tcf ≤6Y(5.5Y)
Greater Than Six Year And Not Less Than Seven Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Medium-term rates	6Y< tcf ≤7Y(6.5Y)
Greater Than Seven Year And Not Less Than Eight Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	7Y< tcf ≤8Y(7.5Y)
Greater Than Eight Year And Not Less Than Nine Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	8Y< tcf ≤9Y(8.5Y)
Greater Than Nine Year And Not Less Than Ten Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	9Y< tcf ≤10Y(9.5Y)
Greater Than Ten Year And Not Less Than Fifteen Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	10Y< tcf ≤15Y(12.5Y)
Greater Than Fiteen Year And Not Less Than Twenty Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	15Y< tcf ≤20Y(17.5Y)
Greater Than Twenty Year
Disclosure of Classification of time buckets of cash flows [Line Items]
Long-term rates	tcf >20Y (25Y)